First Investors
95 Wall Street
New York, New York  10005


                                   May 2, 2001

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:   First Investors Special Bond Fund
                        File Nos. 2-66294 and 811-2981
                        ------------------------------


Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Life Series Fund does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 21 ("PEA No. 21") to its Registration Statement on Form N-1A and that PEA No. 21 was filed electronically.

     If you have any questions or comments concerning the foregoing, please call me at (212) 858-8144.


                                        Very truly yours,


                                        /s/Kristen Volz
                                        ------------------
                                        Kristen Volz